Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
II. Accounting policies

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

A       Basis of presentation

The Consolidated Financial Statements of Tenaris have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and in accordance with IFRS as adopted by the European Union, under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative instruments) and plan assets at fair value. The Consolidated Financial Statements are, unless otherwise noted, presented in thousands of U.S. dollars (“$”).

Whenever necessary, certain comparative amounts have been reclassified to conform to changes in presentation in the current year.

Following the sale of the steel electric conduit business in North America, known as Republic Conduit, in
January 2017,
the results of the mentioned business are presented as discontinued operations in accordance with IFRS
5,
"Non-current Assets Held for Sale and Discontinued Operations". Consequently, all comparative amounts related to discontinued operations within each line item of the Consolidated Income Statement are reclassified into discontinued operations. The Consolidated Statement of Cash Flows includes the cash flows for continuing and discontinued operations, cash flows from discontinued operations and earnings per share are disclosed separately in Note
27,
as well as additional information detailing net assets of disposal group classified as held for sale and discontinued operations.

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make certain accounting estimates and assumptions that might affect among others, the reported amounts of assets, liabilities, contingent assets and liabilities, revenues and expenses. Actual results may
differ from these estimates.

(1)	Accounting pronouncements applicable as from January 1, 2018 and relevant for Tenaris

IFRS
9,
“Financial instruments”

Tenaris has adopted IFRS
9,
“Financial instruments” from
1
January 2018
which resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transition provisions in IFRS
9,
Tenaris has adopted the new rules using the retrospective approach, meaning that the cumulative impact of the adoption was recognized in the opening retained earnings and other reserves of the current period as of
January 1, 2018
and that comparatives were
not
restated.

The new impairment model requires recognition of impairment provisions based on expected credit losses rather than on incurred credit losses. The impact of this change was a decrease of
$6.4
million in the
allowance for doubtful accounts
.

A       Basis of presentation (Cont.)

(1)	Accounting pronouncements applicable as from January 1, 2018 and relevant for Tenaris (Cont.)

IFRS
9,
“Financial instruments” (Cont.)

The measurement category and the carrying amount of financial assets and liabilities in accordance with IAS
39
and IFRS
9
at
January 1, 2018
are compared as follows:

Financial Assets	FVPL	Held to maturity	Amortized cost (loans & receivables 2017)	FVOCI (Available for sale 2017)
Closing balance December 31, 2017 - IAS 39	1,163,808	344,336	1,541,724	21,572
Reclassified bonds and other fixed income from HTM to FVOCI	-	(344,336)	-	344,336
Reclassified fixed income from FVPL to amortized cost	(550,646)	-	550,646	-
Reclassified bonds and other fixed income from FVPL to FVOCI	(153,702)	-	-	153,702
Opening balance January 1, 2018 - IFRS 9	459,460	-	2,092,370	519,610

Financial Liabilities
Closing balance December 31, 2017 - IAS 39	39,799		1,716,598
Opening balance January 1, 2018	39,799		1,716,598

	Effect on other reserves	Effect on retained earnings
Opening balance January 1, 2018 - IAS 39	(320,569)	10,718,853
Reclassify investments from HTM to FVOCI	3,126	-
Reclassify investments from FVPL to FVOCI	(352)	352
Opening balance January 1, 2018 - IFRS 9	(317,795)	10,719,205

IFRS
15,
“Revenue from contracts with customers”

The Company has adopted IFRS
15,
“Revenue from contracts with customers” from
January 1 2018,
which resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. The policy sets out the requirements in accounting for revenue arising from contracts with customers and is based on the principle that revenue is recognized when control of a good or service is transferred to the customer. In accordance with the transition provisions in IFRS
15,
the group has adopted the new rules using the modified retrospective approach, meaning that the cumulative impact of the adoption was recognized in retained earnings as of
January 1, 2018
and that comparatives were
not
restated.

The impact of the adoption as of
January 1, 2018
on the aggregate of revenues, cost of sales and selling expenses was a decrease of
$0.7
million net.

(2)	New and amended standards not yet adopted and relevant for Tenaris

IFRS
16,
“Leases”

In
January 2016,
the IASB issued IFRS
16,
"Leases". The new standard will result in almost all leases recognized on the balance sheet (except for short term and low value leases), as the distinction between operating and finance leases is removed. IFRS
16
must be applied on annual periods beginning on or after
January 1, 2019.

The Company has assessed the effects of applying the new standard and the main area affected will be the accounting for operating leasing.

The Company expects to recognize right-of-use assets and lease liabilities of approximately
$260
million on
January 1, 2019.

The Company intends to adopt this standard using the simplified transition approach and will not
restate comparative amounts for the year prior to
first
adoption.

Other accounting pronouncements that became effective during
2018
have
no
material effect on the Company’s financial condition or results of operations.

B       Group accounting

(1)	Subsidiaries and transactions with non-controlling interests

Subsidiaries are all entities over which Tenaris has control. Tenaris controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is exercised by the Company and are no
longer consolidated from the date control ceases.

The acquisition method of accounting is used to account for the acquisition of subsidiaries by Tenaris. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of exchange. Acquisition-related costs are expensed as incurred. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any non-controlling interest in the acquiree is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. The excess of the aggregate of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement.

Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Transactions with non-controlling interests that do
not
result in a loss of control are accounted as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may
mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Material intercompany transactions, balances and unrealized gains (losses) on transactions between Tenaris subsidiaries have been eliminated in consolidation. However, since the functional currency of some subsidiaries is its respective local currency, some financial gains (losses) arising from intercompany transactions are generated. These are included in the Consolidated Income Statement under
Other financial results
.

(2)	Non-consolidated companies

Non-consolidated companies are all entities in which Tenaris has significant influence but not
control, generally accompanying a shareholding of between
20%
and
50%
of the voting rights. Investments in non-consolidated companies (associated and joint ventures) are accounted for by the equity method of accounting and are initially recognized at cost. The Company’s investment in non-consolidated companies includes goodwill identified in acquisition, net of any accumulated impairment loss.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize Tenaris’s share of the post-acquisition profits or losses of the investee in profit or loss, and Tenaris’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

If material, unrealized results on transactions between Tenaris and its non-consolidated companies are eliminated to the extent of Tenaris’s interest in the non-consolidated companies. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the asset transferred. Financial statements of non-consolidated companies have been adjusted where necessary to ensure consistency with IFRS.

The Company’s pro-rata share of earnings in non-consolidated companies is recorded in the Consolidated Income Statement under
Equity in earnings (losses) of non-consolidated companies
. The Company’s pro-rata share of changes in other reserves is recognized in the Consolidated Statement of Changes in Equity under
Other Reserves.

B       Group accounting (Cont.)

(2)	Non-consolidated companies (Cont.)

Ternium

At
December 31, 2018,
Tenaris holds
11.46%
of Ternium S.A (“Ternium”)’s common stock. The following factors and circumstances evidence that Tenaris has significant influence (as defined by IAS
28,
“Investments in associates companies and Joint Ventures”) over Ternium, and as a result the Company’s investment in Ternium has been accounted for under the equity method:

▪	Both the Company and Ternium are under the indirect common control of San Faustin S.A.;
▪	Four out of eight members of Ternium’s Board of Directors (including Ternium’s Chairman) are also members of the Company’s Board of Directors;
▪	Under the shareholders’ agreement by and between the Company and Techint Holdings S.à r.l, a wholly owned subsidiary of San Faustin S.A. and Ternium’s main shareholder, dated
January 9, 2006,
Techint Holdings S.à.r.l, is required to take actions within its power to cause (a)
one
of the members of Ternium’s Board of Directors to be nominated by the Company and (b) any director nominated by the Company to be only removed from Ternium’s Board of Directors pursuant to previous written instructions of the Company.

Usiminas

At
December 31, 2018,
Tenaris holds through its Brazilian subsidiary Confab Industrial S.A. (“Confab”),
5.2%
of the shares with voting rights and
3.07%
of Usinas Siderúrgicas de Minas Gerais S.A. (“Usiminas”) total share capital.

The acquisition of Usiminas shares was part of a larger transaction performed on
January 16, 2012,
pursuant to which Ternium, certain of its subsidiaries and Confab joined Usiminas’ existing control group through the acquisition of ordinary shares representing
27.7%
of Usiminas’ total voting capital and
13.8%
of Usiminas’ total share capital.
A shareholders’ agreement governed the rights and obligations of the several control group members.

In
April
and
May 2016
Tenaris’s subsidiary Confab subscribed, in the aggregate, to
1.3
million preferred shares (
BRL1.28
per share) for a total amount of
BRL1.6
million (approximately
$0.5
million) and
11.5
million ordinary shares (
BRL5.00
per share) for a total amount of
BRL57.5
million (approximately
$16.6
million). The preferred and ordinary shares were issued on
June 3, 2016
and
July 19, 2016,
respectively. Consequently as of
December 31, 2018
Tenaris owns
36.5
million ordinary shares and
1.3
million preferred shares of Usiminas.

In
2014,
a conflict arose between the T/T Group (comprising Confab and Ternium’s subsidiaries Ternium Investments, Ternium Argentina and Prosid Investments) and Nippon Steel & Sumitomo Metal Corporation (“NSSMC”) with respect to the governance of Usiminas.

On
February 8, 2018,
Ternium Investments resolved the dispute with NSSMC, and on
April 10, 2018,
the T/T Group entities (including Confab), NSSMC and Previdência Usiminas entered into a new shareholders’ agreement for Usiminas, amending and restating the previously existing shareholders agreement (the “New SHA”). Usiminas’ control group now holds, in the aggregate,
483.6
million ordinary shares bound to the New SHA, representing approximately
68.6%
of Usiminas’ voting capital, with the T/T Group holding approximately
47.1%
of the total shares held by the control group (
39.5%
corresponding to the Ternium entities and the other
7.6%
corresponding to Confab); NSSMC holding approximately
45.9%
of the total shares held by the control group; and Previdência Usiminas holding the remaining
7%
of the total shares held by the control group.

The New SHA reflects the agreed-upon corporate governance rules for Usiminas, including, among others, an alternation mechanism for the nomination of each of the chief executive officer and the Chairman of the board of directors, as well as a mechanism for the nomination of other members of Usiminas’ executive board. The New SHA also incorporates an exit mechanism consisting of a buy-and-sell procedure, exercisable at any time during the term of the New SHA after the fourth
-and-a-half-year anniversary from the
May 2018
election of Usiminas’ executive board. Such exit mechanism shall apply with respect to shares held by NSSMC and the T/T Group, and would allow either Ternium or NSSMC to purchase all or a majority of the Usiminas shares held by the other shareholder.

B       Group accounting (Cont.)

(2)	Non-consolidated companies (Cont.)

Usiminas (Cont.)

In connection with the execution of the New SHA, Confab and the Ternium entities amended and restated their separate shareholders’ agreement governing their respective rights and obligations as members of the T/T Group to include provisions relating to the exit mechanism and generally to conform such separate shareholders’ agreement to the other provisions of the New SHA. The rights of Confab and Ternium and its subsidiaries within the Ternium - Tenaris Group are governed under such amended and restated separate shareholders agreement. Those circumstances evidence that Tenaris has significant influence over Usiminas, and consequently, accounted it for under the equity method (as defined by IAS
28
).

Techgen

Techgen S.A. de C.V. (“Techgen”) is a Mexican joint venture company owned
48%
by Ternium,
30%
by Tecpetrol International S.A. and
22%
by Tenaris. Techgen operates a natural gas-fired combined electric power plant in the Pesquería area of the State of Nuevo Leon, México. Tenaris, Ternium and Tecpetrol International S.A. are parties to a shareholders’ agreement relating to the governance of Techgen, In addition, the Company, Ternium and Tecpetrol International S.A. are under the indirect common control of San Faustin S.A. Those circumstances evidence that Tenaris has significant influence over Techgen, and consequently, accounted it for under the equity method (as defined by IAS
28
).

Tenaris carries its investment in Ternium, Usiminas and Techgen under the equity method, with no
additional goodwill or intangible assets recognized. Tenaris reviews investments in non-consolidated companies for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may
not
be recoverable, such as a significant or prolonged decline in fair value below the carrying value. At
December 31, 2018,
2017
and
2016,
no
impairment provisions were recorded on Tenaris’s investment in Ternium and Usiminas. See Note
11.

C       Segment information

The Company is organized in
one
major business segment, Tubes, which is also the reportable operating segment.

The Tubes segment includes the production and sale of both seamless and welded steel tubular products and related services mainly for the oil and gas industry, particularly oil country tubular goods (OCTG) used in drilling operations, and for other industrial applications with production processes that consist in the transformation of steel into tubular products. Business activities included in this segment are mainly dependent on the oil and gas industry worldwide, as this industry is a major consumer of steel pipe products, particularly OCTG used in drilling activities. Demand for steel pipe products from the oil and gas industry has historically been volatile and depends primarily upon the number of oil and natural gas wells being drilled, completed and reworked, and the depth and drilling conditions of these wells. Sales are generally made to end users, with exports being done through a centrally managed global distribution network and domestic sales are made through local subsidiaries. Corporate general and administrative expenses have been allocated to the Tubes segment.

Others includes all other business activities and operating segments that are not
required to be separately reported, including the production and selling of sucker rods, industrial equipment, coiled tubing, utility conduits for buildings, energy and raw materials that exceed internal requirements.

Tenaris’s Chief Operating Decision Maker (CEO) holds monthly meetings with senior management, in which operating and financial performance information is reviewed, including financial information that differs from IFRS principally as follows:

▪	The use of direct cost methodology to calculate the inventories, while under IFRS it is at full cost, including absorption of production overheads and depreciations;
▪	The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost;
▪	Other timing differences, if any.

Tenaris presents its geographical information in
five
areas: North America, South America, Europe, Middle East and Africa and Asia Pacific. For purposes of reporting geographical information, net sales are allocated to geographical areas based on the customer’s location; allocation of assets, capital expenditures and associated depreciations and amortizations are based on the geographical location of the assets.

D       Foreign currency translation

(1)	Functional and presentation currency

IAS
21
(revised), “The effects of changes in foreign exchange rates” defines the functional currency as the currency of the primary economic environment in which an entity operates.

The functional and presentation currency of the Company is the U.S. dollar. The U.S. dollar is the currency that best reflects the economic substance of the underlying events and circumstances relevant to Tenaris’s global operations.

Except for the Brazilian and Italian subsidiaries whose functional currencies are their local currencies, Tenaris determined that the functional currency of its other subsidiaries is the U.S. dollar, based on the following principal considerations:

▪	Sales are mainly negotiated, denominated and settled in U.S. dollars. If priced in a currency other than the U.S. dollar, the sales price may
consider exposure to fluctuation in the exchange rate versus the U.S. dollar;
▪	Prices of their critical raw materials and inputs are priced and settled in U.S. dollars;
▪	Transaction and operational environment and the cash flow of these operations have the U.S. dollar as reference currency;
▪	Significant level of integration of the local operations within Tenaris’s international global distribution network;
▪	Net financial assets and liabilities are mainly received and maintained in U.S. dollars;
▪	The exchange rate of certain legal currencies has long-been affected by recurring and severe economic crises.

(2)	Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates; (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as gains and losses from foreign exchange and included in
Other financial results
in the Consolidated Income Statement, except when deferred in equity as qualifying cash flow hedges and qualifying net investment hedges.

(3)	Translation of financial information in currencies other than the functional currency

Results of operations for subsidiaries whose functional currencies are not
the U.S. dollar are translated into U.S. dollars at the average exchange rates for each quarter of the year. Financial statement positions are translated at the year-end exchange rates. Translation differences are recognized in a separate component of equity as currency translation adjustments. In the case of a sale or other disposal of any of such subsidiaries, any accumulated translation difference would be recognized in income as a gain or loss from the sale.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

E       Property, plant and equipment

Property, plant and equipment are recognized at historical acquisition or construction cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Property, plant and equipment acquired through acquisitions accounted for as business combinations have been valued initially at the fair market value of the assets acquired.

Major overhaul and rebuilding expenditures are capitalized as property, plant and equipment only when it is probable that future economic benefits associated with the item will flow to the Company and the investment enhances the condition of assets beyond its original condition. The carrying amount of the replaced part is derecognized. Maintenance expenses on manufacturing properties are recorded as cost of products sold in the year in which they are incurred.

Cost
may
also include transfers from equity of any gains or losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs that are attributable to the acquisition or construction of certain capital assets are capitalized as part of the cost of the asset, in accordance with IAS
23
(R), “Borrowing Costs”. Assets for which borrowing costs are capitalized are those that require a substantial period of time to prepare for their intended use.

Depreciation method is reviewed at each year end. Depreciation is calculated using the straight-line method to depreciate the cost of each asset to its residual value over its estimated useful life, as follows:

Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years

The assets’ residual values and useful lives of significant plant and production equipment are reviewed and adjusted, if appropriate, at each year-end date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
16,
“Property, Plant and Equipment”, did
not
materially affect depreciation expenses for
2018,
2017
and
2016.

Tenaris depreciates each significant part of an item of property, plant and equipment for its different production facilities that (i) can be properly identified as an independent component with a cost that is significant in relation to the total cost of the item, and (ii) has a useful operating life that is different from another significant part of that same item of property, plant and equipment.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount of assets and are recognized under
Other operating income
or
Other operating expenses
in the Consolidated Income Statement.

F       Intangible assets

(1)	Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of Tenaris’s share of net identifiable assets acquired as part of business combinations determined mainly by independent valuations. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Impairment losses on goodwill are not
reversed. Goodwill is included in the Consolidated Statement of Financial Position under
Intangible assets, net.

For the purpose of impairment testing, goodwill is allocated to a subsidiary or group of subsidiaries that are expected to benefit from the business combination which generated the goodwill being tested.

F       Intangible assets (Cont.)

(2)	Information systems projects

Costs associated with maintaining computer software programs are generally recognized as an expense as incurred. However, costs directly related to the development, acquisition and implementation of information systems are recognized as intangible assets if it is probable that they have economic benefits exceeding one
year and comply with the recognition criteria of IAS
38,
“Intangible Assets”.

Information systems projects recognized as assets are amortized using the straight-line method over their useful lives, generally not
exceeding a period of
3
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38,
did
not
materially affect amortization expenses for
2018,
2017
and
2016.

(3)	Licenses, patents, trademarks and proprietary technology

Licenses, patents, trademarks, and proprietary technology acquired in a business combination are initially recognized at fair value at the acquisition date. Licenses, patents, proprietary technology and those trademarks that have a finite useful life are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost over their estimated useful lives, and does not
exceed a period of
10
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

The balance of acquired trademarks that have indefinite useful lives according to external appraisal amounts to
$86.7
million at
December 31, 2018
and
2017,
and are included in Hydril CGU. Main factors considered in the determination of the indefinite useful lives include the years that they have been in service and their recognition among customers in the industry.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38,
did
not
materially affect amortization expenses for
2018,
2017
and
2016.

(4)	Research and development

Research expenditures as well as development costs that do
not
fulfill the criteria for capitalization are recorded as
Cost of sales
in the Consolidated Income Statement as incurred. Research and development expenditures included in
Cost of sales
for the years
2018,
2017
and
2016
totaled
$63.4
million,
$63.7
million and
$68.6
million, respectively.

(5)	Customer relationships

In accordance with IFRS
3,
"Business Combinations" and IAS
38,
Tenaris has recognized the value of customer relationships separately from goodwill attributable to the acquisition of Maverick and Hydril groups.

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date, have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the initial expected useful life of approximately
14
years for Maverick and
10
years for Hydril.

Maverick’s Tubes business, has experienced a significant change in its customers portfolio. While initially Maverick was selling OCTG products mostly to distributors, today it is selling mostly through Rig Direct® to end users. By the end of
2018,
Maverick supplied the majority of its customers of OCTG products with Rig Direct® services. Additionally, line pipe products while still being sold largely to distributors due to the different nature of this market, are now focused on large pipeline projects through a completely different set of distributors. Based on these circumstances, the Company has reviewed the useful life of Maverick’s Tubes customer relationships and decided to reduce the remaining useful life from
2
years to zero, consequently a higher amortization charge of approximately
$109
million was recorded in the Consolidated Income Statement under
Selling, general and administrative expenses
for the year ended
December 31, 2018.

As of
December 31, 2018
the residual value of Maverick’s coiled tubing customer relationships amounts to
$19.9
million and the residual useful life is
2
years, while Hydril’s customer relationships is fully amortized.

G       Impairment of non-financial assets

Long-lived assets including identifiable intangible assets are reviewed for impairment at the lowest level for which there are separately identifiable cash flows (cash generating units, or CGU). Most of the Company’s principal subsidiaries that constitute a CGU have a single main production facility and, accordingly, each of such subsidiary represents the lowest level of asset aggregation that generates largely independent cash inflows.

Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may
not
be recoverable. Intangible assets with indefinite useful lives, including goodwill, are subject to at least an annual impairment test.

In assessing whether there is any indication that a CGU
may
be impaired, external and internal sources of information are analyzed. Material facts and circumstances specifically considered in the analysis usually include the discount rate used in Tenaris’s cash flow projections and the business condition in terms of competitive and economic factors, such as the cost of raw materials, oil and gas prices, capital expenditure programs for Tenaris’s customers and the evolution of the rig count.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher between the asset’s value in use and fair value less costs of disposal. Any impairment loss is allocated to reduce the carrying amount of the assets of the CGU in the following order:

(a)	first, to reduce the carrying amount of any goodwill allocated to the CGU; and
(b)	then, to the other assets of the unit (group of units) pro-rata on the basis of the carrying amount of each asset in the unit (group of units), considering not
to reduce the carrying amount of the asset below the highest of its fair value less cost of disposal, its value in use or zero.

The value in use of each CGU is determined on the basis of the present value of net future cash flows which would be generated by such CGU. Tenaris uses cash flow projections for a five
year period with a terminal value calculated based on perpetuity and appropriate discount rates.

For purposes of calculating the fair value less costs of disposal, Tenaris uses the estimated value of future cash flows that a market participant could generate from the corresponding CGU.

Management judgment is required to estimate discounted future cash flows. Actual cash flows and values could vary significantly from the forecasted future cash flows and related values derived using discounting techniques.

Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal at each reporting date.

Tenaris regularly conducts assessments of the carrying values of its assets. The value-in-use was used to determine the recoverable value. Value-in-use is calculated by discounting the estimated cash flows over a five
-year period based on forecasts approved by management. For the subsequent years beyond the five
-year period, a terminal value is calculated based on perpetuity considering a nominal growth rate of
2%.

Tenaris’s main source of revenue is the sale of products and services to the oil and gas industry and the level of such sales is sensitive to international oil and gas prices and their impact on drilling activities.

For purposes of assessing key assumptions, Tenaris uses external sources of information and management judgment based on past experience.

The main key assumptions used in estimating the value in use are discount rate, growth rate and competitive and economic factors applied to determine Tenaris’s cash flow projections, such as oil and gas prices, average number of active oil and gas drilling rigs (rig count), capital expenditure programs for Tenaris’s customers, and raw material costs.

Management has determined the value of each of the key assumptions as follows:

- Discount rate: based on the applicable weighted average cost of capital (WACC), which is considered to be a good indicator of capital cost, taking into account the industry, country and size of the business. For each CGU where assets are allocated, a specific WACC was determined taking into account the industry, country and size of the business. In
2018,
the main discount rates used were in a range between
8.7%
and
11.7%.

G       Impairment of non-financial assets (Cont.)

- Growth rate: considers the long-term average growth rate for the oil and gas industry, the inflation impact on prices and costs, the higher demand to offset depletion of existing fields and the Company’s expected market penetration.

- Oil and gas prices and customer’s capital expenditures: based on industry analysts’ reports and management’s expectations of market development respectively.

- Rig count: based on information published by Baker Hughes and management’s expectations.

- Raw material costs: based on industry analysts’ reports and management’s expectations.

The main factors that could result in additional impairment charges in future periods would be an increase in the discount rate or a decrease in growth rate used in the Company’s cash flow projections, a deterioration of the business, competitive and economic factors, such as a decrease in oil and gas prices, and the evolution of the rig count.

As of
December 31, 2018,
for all CGUs, a reasonably possible change in key assumptions would not
cause the carrying amount to exceed recoverable amount.

No
impairment charge was recorded in
2018,
2017
and
2016.

H

Other investments

Other investments consist primarily of investments in financial instruments and time deposits with a maturity of more than three
months at the date of purchase.

Certain non-derivative financial assets that the Company held not
for trading have been categorized as financial assets “at fair value through other comprehensive income” (FVTOCI). They are carried at fair value and interest income from these financial assets is included in finance income using the effective interest rate method. Unrealized gains or losses are recorded as a fair value adjustment in the Consolidated Statement of Comprehensive Income and transferred to the Consolidated Income Statement when the financial asset is sold. Exchange gains and losses and impairments related to the financial assets are immediately recognized in the Consolidated Income Statement. FVTOCI instruments with maturities greater than
12
months after the balance sheet date are included in non-current assets.

Other investments in financial instruments and time deposits are categorized as financial assets “at fair value through profit or loss” because such investments are held for trading and their performance is evaluated on a fair value basis. The results of these investments are recognized in
Financial Results
in the Consolidated Income Statement.

Purchases and sales of financial investments are recognized as of their settlement date.

The fair values of quoted investments are generally based on current bid prices. If the market for a financial investment is not
active or the securities are
not
listed, Tenaris estimates the fair value by using standard valuation techniques (see Section III Financial Risk Management).

I       Inventories

Inventories are stated at the lower between cost and net realizable value. The cost of finished goods and goods in process is comprised of raw materials, direct labor, utilities, freights and other direct costs and related production overhead costs, and it excludes borrowing costs. The allocation of fixed production costs is based on the normal level of production capacity. Supplies and raw material cost is mainly based on the FIFO method while goods in progress and finished goods cost are mainly based on specific historical production costs for each production order. Tenaris estimates net realizable value of inventories by grouping, where applicable, similar or related items. Net realizable value is the estimated selling price in the ordinary course of business, less any estimated costs of completion and selling expenses. Goods in transit as of year-end are valued based on the supplier’s invoice cost.

Tenaris establishes an allowance for obsolete or slow-moving inventories related to finished goods, goods in process, supplies and spare parts. For slow moving or obsolete finished products, an allowance is established based on management’s analysis of product aging. An allowance for obsolete and slow-moving inventory of supplies and spare parts is established based on management's analysis of such items to be used as intended and the consideration of potential obsolescence due to technological changes, aging and consumption patterns.

J       Trade and other receivables

Trade and other receivables are recognized initially at fair value that corresponds to the amount of consideration that is unconditional unless they contain significant financing components. The Company holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. Due to the short-term nature, their carrying amount is considered to be the same as their fair value.

Tenaris applies the IFRS
9
simplified approach to measure expected credit losses, which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the payment profiles of sales over a period of three
years and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

K       Cash and cash equivalents

Cash and cash equivalents are comprised of cash at banks, liquidity funds and short-term investments with a maturity of less than three
months at the date of purchase which are readily convertible to known amounts of cash. Assets recorded in cash and cash equivalents are carried at fair market value or at historical cost which approximates fair market value.

In the Consolidated Statement of Financial Position, bank overdrafts are included in
Borrowings
in current liabilities.

For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents
includes overdrafts.

L       Equity

(1)	Equity components

The Consolidated Statement of Changes in Equity includes:

▪	The value of share capital, legal reserve, share premium and other distributable reserves calculated in accordance with Luxembourg law;
▪	The currency translation adjustment, other reserves, retained earnings and non-controlling interest calculated in accordance with IFRS.

(2)	Share capital

The Company has an authorized share capital of a single class of
2.5
billion shares having a nominal value of
$1.00
per share. Total ordinary shares issued and outstanding as of
December 31, 2018,
2017
and
2016
are
1,180,536,830
with a par value of
$1.00
per share with
one
vote each. All issued shares are fully paid.

(3)	Dividends distribution by the Company to shareholders

Dividends distributions are recorded in the Company’s financial statements when Company’s shareholders have the right to receive the payment, or when interim dividends are approved by the Board of Directors in accordance with the by-laws of the Company.

Dividends
may
be paid by the Company to the extent that it has distributable retained earnings, calculated in accordance with Luxembourg law (see Note
24
(iii)).

M       Borrowings

Borrowings are recognized initially at fair value net of transaction costs incurred and subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

N       Current and Deferred income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Tax is recognized in the Consolidated Income Statement, except for tax items recognized in the Consolidated Statement of Other Comprehensive Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions when appropriate.

Deferred income tax is recognized applying the liability method on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. The principal temporary differences arise from fair value adjustments of assets acquired in business combinations, the effect of currency translation on depreciable fixed assets and inventories, depreciation on property, plant and equipment, valuation of inventories and provisions for pension plans. Deferred tax assets are also recognized for net operating loss carry-forwards. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the time period when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. At the end of each reporting period, Tenaris reassesses unrecognized deferred tax assets. Tenaris recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred tax liabilities and assets are
not
recognized for temporary differences between the carrying amount and tax basis of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not
reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax assets and liabilities are re-measured if tax rates change. These amounts are charged or credited to the Consolidated Income Statement or to the item other comprehensive income for the year
in the Consolidated Statement of Comprehensive Income, depending on the account to which the original amount was charged or credited.

O       Employee benefits

(1)	Short-term obligations

Liabilities for wages and salaries are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(2)	Post employment benefits

The Company has defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one
or more factors such as age, years of service and compensation.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets, if any. The defined benefit obligation is calculated annually (at year end) by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

O       Employee benefits (Cont.)

(2)	Post employment benefits (Cont.)

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in
Other comprehensive income
in the period in which they arise. Past-service costs are recognized immediately in the Income Statement.

For defined benefit plans, net interest income/expense is calculated based on the surplus or deficit derived by the difference between the defined benefit obligations less fair value of plan assets. For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no
further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Tenaris sponsors funded and unfunded defined benefit pension plans in certain subsidiaries. The most significant are:

▪	An unfunded defined benefit employee retirement plan for certain senior officers. The plan is designed to provide certain benefits to those officers (additional to those contemplated under applicable labor laws) in case of termination of the employment relationship due to certain specified events, including retirement. This unfunded plan provides defined benefits based on years of service and final average salary. As of
December 31, 2018
the outstanding liability for this plan amounts to
$41.2
million.

▪	Employees’ service rescission indemnity: the cost of this obligation is charged to the Consolidated Income Statement over the expected service lives of employees. This provision is primarily related to the liability accrued for employees at Tenaris’s Italian subsidiary. As from
January 1, 2007
as a consequence of a change in an Italian law, employees were entitled to make contributions to external funds, thus, Tenaris’s Italian subsidiary pays every year the required contribution to the funds with no
further obligation. As a result, the plan changed from a defined benefit plan to a defined contribution plan effective from that date, but only limited to the contributions of
2007
onwards. As of
December 31, 2018
the outstanding liability for this plan amounts to
$17.3
million.

▪	Funded retirement benefit plans held in Canada for salary and hourly employees hired prior a certain date based on years of service and, in the case of salaried employees, final average salary. Plan assets consist primarily of investments in equities and money market funds. Both plans were replaced for defined contribution plans. Effective
June 2016
the salary plan was frozen for the purposes of credited service as well as determination of final average pay. As of
December 31, 2018
the outstanding liability for this plan amounts to
$8.2
million.

▪	Funded retirement benefit plan held in the US for the benefit of some employees hired prior a certain date, frozen for the purposes of credited service as well as determination of final average pay for the retirement benefit calculation. Plan assets consist primarily of investments in equities and money market funds. Additionally, an unfunded postretirement health and life plan is present that offers limited medical and life insurance benefits to the retirees, hired before a certain date. As of
December 31, 2018
the outstanding liability for these plans amounts to
$13.7
million.

(3)	Other long term benefits

During
2007,
Tenaris launched an employee retention and long term incentive program (the “Program”) applicable to certain senior officers and employees of the Company, who will be granted a number of Units throughout the duration of the Program. The value of each of these Units is based on Tenaris’s shareholders’ equity (excluding non-controlling interest). Also, the beneficiaries of the Program are entitled to receive cash amounts based on (i) the amount of dividend payments made by Tenaris to its shareholders, and (ii) the number of Units held by each beneficiary to the Program. Until
2017
units were vest ratably over a period of
four
years and will be mandatorily redeemed by the Company
ten
years after grant date, with the option of an early redemption at seven
years after the grant date. From
2018
units were vest ratably over the same period and will be mandatorily redeemed by the Company seven
years after grant date. As the cash payment of the benefit is tied to the book value of the shares, and not
to their market value, Tenaris valued this long-term incentive program as a long term benefit plan as classified in IAS
19,
“Employee Benefits”.

As of
December 31, 2018
and
2017,
the outstanding liability corresponding to the Program amounts to
$91.2
million and
$79.2
million, respectively. The total value of the units granted (vested and unvested) to date under the program, considering the number of units and the book value per share as of
December 31, 2018
and
2017,
is
$106
million and
$94.8
million, respectively.

O       Employee benefits (Cont.)

(4)	Termination benefits

Termination benefits are payable when employment is terminated by Tenaris before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. Tenaris recognizes termination benefits at the earlier of the following dates: (a) when it can no
longer withdraw the offer of those benefits; and (b) when the costs for a restructuring that is within the scope of IAS
37
and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

(5)	Other compensation obligations

Employee entitlements to annual leave and long-service leave are accrued as earned.

Compensation to employees in the event of dismissal is charged to income in the year in which it becomes payable.

P       Provisions

Tenaris is subject to various claims, lawsuits and other legal proceedings, including customer claims, in which a third
party is seeking payment for alleged damages, reimbursement for losses or indemnity. Tenaris’s potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management periodically reviews the status of each significant matter and assesses potential financial exposure. If, as a result of past events, a potential loss from a claim or proceeding is considered probable and the amount can be reliably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements, and take into consideration Tenaris’s litigation and settlement strategies. These estimates are primarily constructed with the assistance of legal counsel. As the scope of liabilities become better defined, there may
be changes in the estimates of future costs which could have a material adverse effect on its results of operations, financial condition and cash flows.

If Tenaris expects to be reimbursed for an accrued expense, as would be the case for an expense or loss covered under an insurance contract, and reimbursement is considered virtually certain, the expected reimbursement is recognized as a receivable.

This note should be read in conjunction with Note
24.

Q        Trade and other payables

Trade and other payables are recognized initially at fair value, generally the nominal invoice amount and subsequently measured at amortized cost. They are presented as current liabilities unless payment is not
due within
twelve
months after the reporting period. Due to the short-term nature their carrying amounts are considered to be the same as their fair value.

R        Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of goods and services in the ordinary course of Tenaris’s activities. The revenue recognized by the Company is measured at the transaction price of the consideration received or receivable to which the Company is entitled to, reduced by estimated returns and other customer credits, such as discounts and volume rebates, based on the expected value to be realized and after eliminating sales within the group.

Revenue is recognized at a point in time or over time from sales when control has been transferred and there is no
unfulfilled performance obligation that could affect the acceptance of the product by the customer. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred and either the customer has accepted the product in accordance with the sales contract, the acceptance provisions have lapsed or the Company has objective evidence that all criteria for acceptance have been satisfied, including all performance obligations. For bill and hold transactions revenue is recognized only to the extent that (a) the reason for the bill and hold arrangement must be substantive (for example, the customer has requested the arrangement); (b) the products have been specifically identified and are ready for delivery; (c) the Company cannot have the ability to use the product or to direct it to another customer; (d) the usual payment terms apply.

In addition, some contracts include a right of return. Therefore, a provision and a right to the returned goods are recognized for the products expected to be returned. Accumulated experience is used to estimate such returns.

R        Revenue recognition (Cont.)

Where the contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on the stand-alone selling prices. Where these are not
directly observable, they are estimated based on the expected cost plus margin.

Other revenues earned by Tenaris are recognized on the following basis:

▪	Interest income: on the effective yield basis.
▪	Dividend income from investments in other companies: when Tenaris’s right to receive payment is established.
▪	Construction contracts revenues is recognized in accordance with the stage of the project completion.

The Company does
not
expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one
year. As a consequence, the Company does
not
adjust any of the transaction prices for the time value of money.

S       Cost of sales and other selling expenses

Cost of sales and other selling expenses are recognized in the Consolidated Income Statement on the accrual basis of accounting.

Commissions, freights and other selling expenses, including shipping and handling costs, are recorded in
Selling, general and administrative expenses
in the Consolidated Income Statement.

T       Earnings per share

Earnings per share are calculated by dividing the income attributable to owners of the parent by the daily weighted average number of common shares outstanding during the year.

There are
no
dilutive potential ordinary shares.

U       Financial instruments

Non derivative financial instruments comprise investments in financial debt instruments and equity, time deposits, trade and other receivables, cash and cash equivalents, borrowings and trade and other payables.

Since
January 1, 2018
the Company classifies its financial instruments according to the following measurement categories:

Amortized Cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest. Interest income from these financial assets is included in finance income using the effective interest rate method.

Exchange gains and losses and impairments related to the financial assets are immediately recognized in the Consolidated Income Statement.

Fair value through other comprehensive income (“FVOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest. Interest income from these financial assets is included in finance income using the effective interest rate method. Unrealized gains or losses are recorded as a fair value adjustment in the Consolidated Statement of Comprehensive Income and transferred to the Consolidated Income Statement when the financial asset is sold.

Fair value through profit and loss (“FVPL”): Assets that do
not
meet the criteria for amortized cost or FVOCI. Changes in fair value of financial instruments at FVPL are immediately recognized in the Consolidated Income Statement.

The classification depends on the Company’s business model for managing the financial assets and contractual terms of the cash flows.

Financial assets and liabilities are recognized and derecognized on their settlement date.

Accounting for derivative financial instruments and hedging activities is included within the Section III, Financial Risk Management.

U       Financial instruments (Cont.)

Until
December 2017,
Tenaris’s non derivative financial instruments were classified according to the following categories:

▪	Financial instruments at fair value through profit and loss: comprised mainly Other Investments current, investments in certain financial debt instruments and time deposits held for trading expiring in less than ninety
days from the measurement date (included within cash and cash equivalents).
▪	Loans and receivables: comprised cash and cash equivalents, trade receivables and other receivables and were measured at amortized cost using the effective interest rate method less any impairment.
▪	Available for sale assets: comprised the Company’s interest in the Venezuelan Companies.
▪	Held to maturity: comprised financial assets that the Company had both the ability and the intention to hold to maturity. They were measured at amortized cost using the effective interest method.
▪	Other financial liabilities: comprise borrowings, trade and other payables and were measured at amortized cost using the effective interest rate method.

The classification depended on the nature and purpose that the Company set to the financial instrument.

Financial assets and liabilities were recognized and derecognized on their settlement date.

Financial assets were initially measured at fair value, net of transaction costs, except for those financial assets classified as financial assets at fair value through profit or loss.

Financial liabilities, including borrowings, were initially measured at fair value, net of transaction costs and subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

V       Non-current assets held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits and financial assets that are carried at fair value.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increase in fair value less costs to sell of an asset (or disposal group), but not
in excess of any cumulative impairment loss previously recognized.

Non-current assets (including those that are part of a disposal group) are not
depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Income Statement. See Note
27.